Distribution Date:	08/17/26	JPMCC Commercial Mortgage Securities Trust 2017-JP5
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-JP5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	LNR Partners, LLC
			Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13-14				lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 2)	15-16		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	18
			Attention: JPMCC 2017-JP5 Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Directing Certificateholder	LNR Securities Holdings, LLC
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46647TAN8	2.086000%	43,930,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46647TAP3	3.239700%	82,828,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46647TAQ1	3.342200%	38,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46647TAR9	3.456900%	135,000,000.00	24,674,771.28	0.00	71,081.85	0.00	0.00	71,081.85	24,674,771.28	42.21%	30.00%
A-5	46647TAS7	3.723200%	396,306,000.00	396,306,000.00	0.00	1,229,605.42	0.00	0.00	1,229,605.42	396,306,000.00	42.21%	30.00%
A-SB	46647TAT5	3.548900%	69,023,000.00	14,560,892.40	9,222,151.93	43,062.63	0.00	0.00	9,265,214.56	5,338,740.47	42.21%	30.00%
A-S	46647TAX6	3.875600%	71,044,000.00	71,044,000.00	0.00	229,448.44	0.00	0.00	229,448.44	71,044,000.00	32.58%	23.50%
B	46647TAY4	4.077400%	51,917,000.00	51,917,000.00	0.00	176,405.31	0.00	0.00	176,405.31	51,917,000.00	25.54%	18.75%
C	46647TAZ1	3.886375%	56,015,000.00	56,015,000.00	0.00	181,412.73	0.00	0.00	181,412.73	56,015,000.00	17.95%	13.63%
D	46647TAA6	4.636375%	36,888,000.00	36,888,000.00	0.00	109,164.35	0.00	0.00	109,164.35	36,888,000.00	12.95%	10.25%
D-RR*	46647TAC2	4.636375%	27,325,000.00	27,325,000.00	0.00	0.00	0.00	0.00	0.00	27,325,000.00	9.24%	7.75%
E-RR	46647TAE8	4.636375%	28,691,000.00	28,691,000.00	0.00	0.00	0.00	0.00	0.00	28,691,000.00	5.36%	5.12%
F-RR	46647TAG3	4.636375%	17,761,000.00	17,761,000.00	0.00	0.00	0.00	0.00	0.00	17,761,000.00	2.95%	3.50%
NR-RR	46647TAJ7	4.636375%	38,254,046.00	21,747,275.70	0.00	0.00	0.00	0.00	0.00	21,747,275.70	0.00%	0.00%
R	46647TAL2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,092,982,046.01	746,929,939.38	9,222,151.93	2,040,180.73	0.00	0.00	11,262,332.66	737,707,787.45

X-A	46647TAU2	0.909783%	836,131,000.00	506,585,663.68	0.00	384,069.12	0.00	0.00	384,069.12	497,363,511.75
X-B	46647TAV0	0.558975%	51,917,000.00	51,917,000.00	0.00	24,183.57	0.00	0.00	24,183.57	51,917,000.00
X-C	46647TAW8	0.750000%	56,015,000.00	56,015,000.00	0.00	35,009.37	0.00	0.00	35,009.37	56,015,000.00
Notional SubTotal			944,063,000.00	614,517,663.68	0.00	443,262.06	0.00	0.00	443,262.06	605,295,511.75

Deal Distribution Total					9,222,151.93	2,483,442.79	0.00	0.00	11,705,594.72

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46647TAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46647TAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46647TAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46647TAR9	182.77608356	0.00000000	0.52653222	0.00000000	0.00000000	0.00000000	0.00000000	0.52653222	182.77608356
A-5	46647TAS7	1,000.00000000	0.00000000	3.10266668	0.00000000	0.00000000	0.00000000	0.00000000	3.10266668	1,000.00000000
A-SB	46647TAT5	210.95710705	133.60983918	0.62388812	0.00000000	0.00000000	0.00000000	0.00000000	134.23372731	77.34726787
A-S	46647TAX6	1,000.00000000	0.00000000	3.22966669	0.00000000	0.00000000	0.00000000	0.00000000	3.22966669	1,000.00000000
B	46647TAY4	1,000.00000000	0.00000000	3.39783327	0.00000000	0.00000000	0.00000000	0.00000000	3.39783327	1,000.00000000
C	46647TAZ1	1,000.00000000	0.00000000	3.23864554	0.00000000	0.00000000	0.00000000	0.00000000	3.23864554	1,000.00000000
D	46647TAA6	1,000.00000000	0.00000000	2.95934586	0.90429977	4.91903302	0.00000000	0.00000000	2.95934586	1,000.00000000
D-RR	46647TAC2	1,000.00000000	0.00000000	0.00000000	3.86364538	40.41275279	0.00000000	0.00000000	0.00000000	1,000.00000000
E-RR	46647TAE8	1,000.00000000	0.00000000	0.00000000	3.86364539	70.10901084	0.00000000	0.00000000	0.00000000	1,000.00000000
F-RR	46647TAG3	1,000.00000000	0.00000000	0.00000000	3.86364563	70.55291312	0.00000000	0.00000000	0.00000000	1,000.00000000
NR-RR	46647TAJ7	568.49609320	0.00000000	0.00000000	2.19646753	126.84108264	0.00000000	0.00000000	0.00000000	568.49609320
R	46647TAL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46647TAU2	605.86877377	0.00000000	0.45934084	0.00000000	0.00000000	0.00000000	0.00000000	0.45934084	594.83921987
X-B	46647TAV0	1,000.00000000	0.00000000	0.46581216	0.00000000	0.00000000	0.00000000	0.00000000	0.46581216	1,000.00000000
X-C	46647TAW8	1,000.00000000	0.00000000	0.62499991	0.00000000	0.00000000	0.00000000	0.00000000	0.62499991	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	71,081.85	0.00	71,081.85	0.00	0.00	0.00	71,081.85	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,229,605.42	0.00	1,229,605.42	0.00	0.00	0.00	1,229,605.42	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	43,062.63	0.00	43,062.63	0.00	0.00	0.00	43,062.63	0.00
X-A	07/01/26 - 07/30/26	30	0.00	384,069.12	0.00	384,069.12	0.00	0.00	0.00	384,069.12	0.00
X-B	07/01/26 - 07/30/26	30	0.00	24,183.57	0.00	24,183.57	0.00	0.00	0.00	24,183.57	0.00
X-C	07/01/26 - 07/30/26	30	0.00	35,009.38	0.00	35,009.38	0.00	0.00	0.00	35,009.37	0.00
A-S	07/01/26 - 07/30/26	30	0.00	229,448.44	0.00	229,448.44	0.00	0.00	0.00	229,448.44	0.00
B	07/01/26 - 07/30/26	30	0.00	176,405.31	0.00	176,405.31	0.00	0.00	0.00	176,405.31	0.00
C	07/01/26 - 07/30/26	30	0.00	181,412.73	0.00	181,412.73	0.00	0.00	0.00	181,412.73	0.00
D	07/01/26 - 07/30/26	30	147,525.50	142,522.16	0.00	142,522.16	33,357.81	0.00	0.00	109,164.35	181,453.29
D-RR	07/01/26 - 07/30/26	30	994,860.57	105,574.11	0.00	105,574.11	105,574.11	0.00	0.00	0.00	1,104,278.47
E-RR	07/01/26 - 07/30/26	30	1,893,330.62	110,851.85	0.00	110,851.85	110,851.85	0.00	0.00	0.00	2,011,497.63
F-RR	07/01/26 - 07/30/26	30	1,179,909.33	68,622.21	0.00	68,622.21	68,622.21	0.00	0.00	0.00	1,253,090.29
NR-RR	07/01/26 - 07/30/26	30	4,749,809.27	84,023.77	0.00	84,023.77	84,023.77	0.00	0.00	0.00	4,852,184.61
Totals			8,965,435.29	2,885,872.55	0.00	2,885,872.55	402,429.75	0.00	0.00	2,483,442.79	9,402,504.29

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	11,705,594.72
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,899,479.97	Master Servicing Fee	7,790.85
Interest Reductions due to Nonrecoverability Determination	(269,730.39)	Certificate Administrator Fee	3,794.82
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	321.59
ARD Interest	0.00	Operating Advisor Fee	966.79
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	236.70
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,629,749.58	Total Fees	13,110.75

Principal		Expenses/Reimbursements
Scheduled Principal	828,533.76	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	96,227.39
Principal Prepayments	8,393,618.17	Special Servicing Fees (Monthly)	36,968.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	9,222,151.93	Total Expenses/Reimbursements	133,196.06

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,483,442.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	9,222,151.93
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	11,705,594.72
Total Funds Collected	11,851,901.51	Total Funds Distributed	11,851,901.53

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	746,929,939.38	746,929,939.38	Beginning Certificate Balance	746,929,939.38
(-) Scheduled Principal Collections	828,533.76	828,533.76	(-) Principal Distributions	9,222,151.93
(-) Unscheduled Principal Collections	8,393,618.17	8,393,618.17	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	737,707,787.45	737,707,787.45	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	749,528,584.23	749,528,584.23	Ending Certificate Balance	737,707,787.45
Ending Actual Collateral Balance	740,306,432.30	740,306,432.30

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	1,376,893.40	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	1,376,893.40	0.00	Net WAC Rate	4.64%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	14,875,304.79	2.02%	5	5.2279	NAP	Defeased	3	14,875,304.79	2.02%	5	5.2279	NAP
	9,999,999 or less	11	63,068,788.45	8.55%	6	5.2458	1.483378	1.24 or less	6	179,556,200.02	24.34%	(3)	4.5493	(0.256105)
10,000,000 to 19,999,999		4	66,206,036.42	8.97%	5	5.0175	1.650603	1.25 to 1.74	12	188,822,167.22	25.60%	5	5.0840	1.431104
20,000,000 to 24,999,999		2	45,129,353.90	6.12%	6	4.6749	1.801423	1.75 to 2.24	5	160,184,097.48	21.71%	4	4.2255	2.039303
25,000,000 to 49,999,999		5	161,395,275.56	21.88%	(4)	4.7611	1.697243	2.25 to 2.74	4	160,274,597.32	21.73%	5	3.8949	2.329292
	50,000,000 or greater	6	387,033,028.33	52.46%	5	4.1315	1.354533	2.75 or greater	1	33,995,420.62	4.61%	6	4.8100	4.650000
	Totals	31	737,707,787.45	100.00%	3	4.4993	1.496697	Totals	31	737,707,787.45	100.00%	3	4.4993	1.496697
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	14,875,304.79	2.02%	5	5.2279	NAP
							Defeased	3	14,875,304.79	2.02%	5	5.2279	NAP
Alabama	1	7,803,418.68	1.06%	5	5.4000	1.470000
							Industrial	1	5,700,000.00	0.77%	6	5.2150	2.500000
Arizona	1	5,144,752.19	0.70%	5	5.2100	0.970000
							Lodging	5	137,880,379.63	18.69%	4	4.5255	2.735832
California	4	209,909,664.17	28.45%	5	3.7132	1.047027
							Mixed Use	2	57,599,482.94	7.81%	5	5.0193	0.918550
Connecticut	1	51,000,000.00	6.91%	5	4.9700	1.040000
							Multi-Family	1	5,008,923.69	0.68%	6	5.5190	2.350000
Florida	3	33,682,221.70	4.57%	6	4.7774	2.028849
							Office	10	336,084,232.43	45.56%	1	4.3226	0.932091
Georgia	1	16,576,831.21	2.25%	4	4.7200	1.980000
							Retail	9	180,559,463.97	24.48%	5	4.5316	1.732948
Hawaii	2	113,995,420.62	15.45%	4	4.3816	3.035900
							Totals	31	737,707,787.45	100.00%	3	4.4993	1.496697
Illinois	1	55,967,354.70	7.59%	4	4.9600	1.420000

Maryland	1	29,560,585.59	4.01%	5	4.7750	1.390000

Massachusetts	1	28,478,011.69	3.86%	5	5.7520	1.290000

Michigan	1	18,563,786.91	2.52%	6	5.2300	2.150000

Nevada	1	17,311,964.89	2.35%	6	5.0700	1.110000

New Jersey	1	31,361,257.66	4.25%	5	4.4750	2.000000

North Carolina	1	13,753,453.41	1.86%	6	5.0230	1.260000

Ohio	2	11,608,406.63	1.57%	6	5.4513	1.002634

Oklahoma	1	5,872,278.89	0.80%	6	4.8700	1.640000

South Carolina	1	4,779,895.26	0.65%	4	5.4860	1.400000

Texas	3	29,463,178.46	3.99%	6	4.9694	1.562873

Virginia	1	38,000,000.00	5.15%	(32)	4.2000	(0.650000)

Totals	31	737,707,787.45	100.00%	3	4.4993	1.496697

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	14,875,304.79	2.02%	5	5.2279	NAP	Defeased	3	14,875,304.79	2.02%	5	5.2279	NAP
	3.99999% or less	2	138,565,673.63	18.78%	6	3.4527	2.180449	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	4	210,861,257.66	28.58%	(2)	4.2183	0.605244	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	9	247,945,815.45	33.61%	5	4.8438	1.901532	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	13	125,459,735.92	17.01%	5	5.3607	1.443276	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	737,707,787.45	100.00%	3	4.4993	1.496697	49 months or greater	28	722,832,482.66	97.98%	3	4.4844	1.497315
								Totals	31	737,707,787.45	100.00%	3	4.4993	1.496697
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	3	14,875,304.79	2.02%	5	5.2279	NAP	Defeased	3	14,875,304.79	2.02%	5	5.2279	NAP
	114 months or less	28	722,832,482.66	97.98%	3	4.4844	1.497315	Interest Only	7	308,500,000.00	41.82%	(1)	4.2053	0.909981
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	356 months or less	21	414,332,482.66	56.16%	6	4.6922	1.934627
	Totals	31	737,707,787.45	100.00%	3	4.4993	1.496697	357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	31	737,707,787.45	100.00%	3	4.4993	1.496697
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	3	14,875,304.79	2.02%	5	5.2279	NAP			No outstanding loans in this group
Underwriter's Information		2	59,267,354.70	8.03%	4	4.9792	1.437261
	12 months or less	26	663,565,127.96	89.95%	3	4.4402	1.502679
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	737,707,787.45	100.00%	3	4.4993	1.496697
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30312222	LO	Honolulu	HI	Actual/360	4.199%	289,298.89	0.00	0.00	N/A	11/01/26	--	80,000,000.00	80,000,000.00	08/01/26
2	30312223	OF	Sunnyvale	CA	Actual/360	3.319%	199,389.86	190,699.75	0.00	N/A	04/01/27	--	69,756,373.38	69,565,673.63	08/01/26
4	30312226	RT	Fresno	CA	Actual/360	3.587%	213,127.58	0.00	0.00	N/A	11/01/26	--	69,000,000.00	69,000,000.00	08/01/26
5	30312227	OF	Rosemont	IL	Actual/360	4.960%	0.00	0.00	0.00	N/A	12/01/26	--	55,967,354.70	55,967,354.70	05/01/23
6	30312228	OF	San Francisco	CA	Actual/360	4.123%	218,347.21	0.00	0.00	N/A	01/01/27	--	61,500,000.00	61,500,000.00	07/01/25
8	30312230	MU	Stamford	CT	Actual/360	4.970%	218,265.83	0.00	0.00	N/A	01/01/27	--	51,000,000.00	51,000,000.00	08/01/26
9	30312232	OF	Newark	NJ	Actual/360	4.475%	121,279.68	111,574.38	0.00	N/A	01/01/27	--	31,472,832.04	31,361,257.66	08/01/26
10	30312233	LO	Kailua-Kona	HI	Actual/360	4.810%	141,076.62	65,059.86	0.00	N/A	02/01/27	--	34,060,480.48	33,995,420.62	08/01/26
12	30312235	OF	Reston	VA	Actual/360	4.200%	137,433.33	0.00	0.00	N/A	12/01/23	--	38,000,000.00	38,000,000.00	02/01/26
13	30312236	RT	Leominster	MA	Actual/360	5.752%	141,323.29	54,216.18	0.00	N/A	01/01/27	--	28,532,227.87	28,478,011.69	08/05/26
14	30312237	OF	Rockville	MD	Actual/360	4.775%	121,761.96	52,187.17	0.00	N/A	01/01/27	--	29,612,772.76	29,560,585.59	08/01/26
16	30312239	RT	Miami Lakes	FL	Actual/360	4.606%	98,117.80	55,783.10	0.00	N/A	02/01/27	--	24,738,004.80	24,682,221.70	08/01/26
17	30312240	RT	San Antonio	TX	Actual/360	4.758%	83,934.14	38,766.33	0.00	N/A	02/01/27	--	20,485,898.53	20,447,132.20	08/01/26
18	30312241	OF	Troy	MI	Actual/360	5.230%	83,750.46	32,503.28	0.00	N/A	02/06/27	--	18,596,290.19	18,563,786.91	08/06/26
19	30312242	RT	Las Vegas	NV	Actual/360	5.070%	75,717.16	31,151.64	0.00	N/A	02/06/27	--	17,343,116.53	17,311,964.89	08/06/26
20	30312243	OF	Duluth	GA	Actual/360	4.720%	67,496.38	29,713.81	0.00	N/A	12/01/26	--	16,606,545.02	16,576,831.21	08/01/26
21	30312244	LO	Durham	NC	Actual/360	5.023%	59,614.92	29,192.73	0.00	N/A	02/06/27	--	13,782,646.14	13,753,453.41	08/06/26
26	30312249	OF	West Covina	CA	Actual/360	4.820%	40,946.72	21,369.46	0.00	N/A	03/06/27	--	9,865,360.00	9,843,990.54	08/06/26
27	30312250	MF	Various	IL	Actual/360	5.260%	38,071.34	8,405,300.92	0.00	N/A	01/06/27	--	8,405,300.92	0.00	08/06/26
28	30312251	RT	McCalla	AL	Actual/360	5.400%	36,347.96	13,347.52	0.00	N/A	01/06/27	--	7,816,766.20	7,803,418.68	08/06/26
29	30312252	MU	Cincinnati	OH	Actual/360	5.400%	0.00	0.00	0.00	N/A	02/06/27	--	6,599,482.94	6,599,482.94	10/06/21
30	30312253	RT	Enid	OK	Actual/360	4.870%	24,668.57	10,138.65	0.00	N/A	02/06/27	--	5,882,417.54	5,872,278.89	08/06/26
31	30312254	MF	Cuyahoga Falls	OH	Actual/360	5.519%	23,879.87	15,801.99	0.00	N/A	02/06/27	--	5,024,725.68	5,008,923.69	08/06/26
33	30312256	RT	Lake Geneva	WI	Actual/360	5.520%	26,450.01	0.00	0.00	N/A	01/06/27	--	5,564,517.76	5,564,517.76	08/06/26
34	30312257	LO	Huntsville	TX	Actual/360	5.455%	25,188.65	10,686.87	0.00	N/A	01/06/27	--	5,362,297.21	5,351,610.34	08/06/26
35	30312258	LO	Orangeburg	SC	Actual/360	5.486%	22,653.09	15,368.52	0.00	N/A	12/06/26	--	4,795,263.78	4,779,895.26	08/06/26
36	30312259	OF	Scottsdale	AZ	Actual/360	5.210%	23,123.75	9,447.68	0.00	N/A	01/06/27	--	5,154,199.87	5,144,752.19	08/06/26
37	30312260	MF	Houston	TX	Actual/360	5.268%	20,614.25	14,804.05	0.00	N/A	01/06/27	--	4,544,253.96	4,529,449.91	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
38	30312261	IN	Sunrise	FL	Actual/360	5.215%	25,596.96	0.00	0.00	N/A	02/06/27	--	5,700,000.00	5,700,000.00	08/06/26
39	30312262	IN	Dallas	TX	Actual/360	4.850%	20,000.89	7,702.93	0.00	N/A	02/06/27	--	4,789,040.05	4,781,337.12	08/06/26
40	30312263	RT	Houston	TX	Actual/360	5.440%	17,200.21	7,335.11	0.00	N/A	01/06/27	--	3,671,771.03	3,664,435.92	08/06/26
41	30312264	RT	Cooper City	FL	Actual/360	5.304%	15,072.20	0.00	0.00	N/A	01/06/27	--	3,300,000.00	3,300,000.00	08/06/26
Totals							2,629,749.58	9,222,151.93	0.00				746,929,939.38	737,707,787.45
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	146,170,251.30	146,585,167.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	33,758,942.48	8,545,552.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	26,472,105.69	6,287,498.54	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	04/13/26	48,181,923.09	0.00	(549.41)	7,289,186.04	0.00	0.00
6	9,673,022.67	(4,205,338.00)	01/01/26	03/31/26	02/11/26	14,433,032.69	350,007.48	166,371.97	2,435,819.54	0.00	0.00
8	6,222,867.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,434,978.94	6,281,690.13	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	12,365,183.11	13,360,841.39	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	84,957.00	0.00	--	--	02/11/26	12,470,252.40	263,016.67	91,895.12	538,461.38	263,269.85	0.00
13	2,955,845.05	3,093,740.11	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,358,179.88	804,305.99	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,851,340.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,542,883.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	3,000,048.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,562,677.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,725,771.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,823,888.62	1,713,876.47	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,380,488.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	945,273.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	164,375.00	0.00	--	--	04/13/26	2,505,159.30	340,430.83	0.00	0.00	0.00	0.00
30	750,013.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,104,794.06	1,213,482.92	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	660,871.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	760,899.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	553,505.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	838,733.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	518,287.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	270,680,185.58	183,680,816.69				77,590,367.48	953,454.98	257,717.67	10,263,466.96	263,269.85	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
27	30312250	8,393,618.17	Payoff Prior to Maturity	0.00	0.00
Totals		8,393,618.17		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	3	124,066,837.64	0	0.00	1	6,599,482.94	0	0.00	0	0.00	1	8,393,618.17	4.499349%	4.478134%	3
07/17/26	0	0.00	0	0.00	3	124,066,837.64	0	0.00	1	6,599,482.94	0	0.00	0	0.00	0	0.00	4.507970%	4.486814%	4
06/17/26	0	0.00	0	0.00	3	124,066,837.64	0	0.00	1	6,599,482.94	0	0.00	0	0.00	0	0.00	4.508044%	4.486876%	5
05/15/26	0	0.00	0	0.00	3	124,066,837.64	0	0.00	1	6,599,482.94	0	0.00	0	0.00	0	0.00	4.508106%	4.486928%	6
04/17/26	0	0.00	0	0.00	3	124,066,837.64	0	0.00	1	6,599,482.94	0	0.00	0	0.00	0	0.00	4.508177%	4.486988%	7
03/17/26	0	0.00	0	0.00	3	124,066,837.64	0	0.00	1	6,599,482.94	0	0.00	0	0.00	0	0.00	4.508238%	4.487038%	8
02/18/26	0	0.00	0	0.00	3	124,066,837.64	0	0.00	1	6,599,482.94	0	0.00	0	0.00	0	0.00	4.508328%	4.487116%	9
01/16/26	0	0.00	0	0.00	3	124,066,837.64	0	0.00	1	6,599,482.94	0	0.00	0	0.00	0	0.00	4.508387%	4.487164%	10
12/17/25	0	0.00	0	0.00	3	124,066,837.64	0	0.00	1	6,599,482.94	0	0.00	0	0.00	0	0.00	4.508445%	4.487212%	11
11/18/25	0	0.00	0	0.00	3	124,066,837.64	0	0.00	1	6,599,482.94	0	0.00	0	0.00	0	0.00	4.508512%	4.487268%	12
10/20/25	0	0.00	1	61,500,000.00	2	62,566,837.64	0	0.00	1	6,599,482.94	0	0.00	0	0.00	0	0.00	4.508568%	4.487314%	13
09/17/25	1	61,500,000.00	0	0.00	2	62,566,837.64	0	0.00	1	6,599,482.94	0	0.00	0	0.00	0	0.00	4.508634%	4.487369%	14
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	30312227	05/01/23	38	6	(549.41)	7,289,186.04	0.00	58,206,096.56	05/18/23	2
6	30312228	07/01/25	12	6	166,371.97	2,435,819.54	175,072.61	61,500,000.00	07/01/25	98
12	30312235	02/01/26	5	5	91,895.12	538,461.38	290,746.58	38,000,000.00	11/06/23	98
29	30312252	10/06/21	57	6	0.00	0.00	26,673.64	6,959,385.93	06/26/20	7			05/12/23
Totals					257,717.67	10,263,466.96	492,492.83	164,665,482.49
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		38,000,000	0	38,000,000		0
0 - 6 Months		620,298,123	496,231,286	117,467,355		6,599,483
7 - 12 Months		79,409,664	79,409,664	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	737,707,787	575,640,950	0	0	155,467,355	6,599,483
Jul-26	746,929,939	584,863,102	0	0	155,467,355	6,599,483
Jun-26	747,808,280	585,741,442	0	0	155,467,355	6,599,483
May-26	748,629,860	586,563,022	0	0	155,467,355	6,599,483
Apr-26	749,501,498	587,434,660	0	0	155,467,355	6,599,483
Mar-26	750,316,180	588,249,343	0	0	155,467,355	6,599,483
Feb-26	751,288,461	627,221,623	0	0	117,467,355	6,599,483
Jan-26	752,095,857	590,029,019	0	0	155,467,355	6,599,483
Dec-25	752,899,967	590,833,129	0	0	155,467,355	6,599,483
Nov-25	753,754,765	591,687,928	0	0	155,467,355	6,599,483
Oct-25	754,552,120	592,485,283	0	61,500,000	93,967,355	6,599,483
Sep-25	755,400,409	593,333,571	61,500,000	0	93,967,355	6,599,483
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	30312227	55,967,354.70	58,206,096.56	72,000,000.00	06/06/25	13,158,038.00	1.42000	--	12/01/26	243
6	30312228	61,500,000.00	61,500,000.00	51,200,000.00	11/24/25	(4,205,338.00)	(1.60000)	03/31/26	01/01/27	I/O
12	30312235	38,000,000.00	38,000,000.00	26,700,000.00	12/12/25	(1,063,851.00)	(0.65000)	12/31/25	12/01/23	I/O
29	30312252	6,599,482.94	6,959,385.93	5,630,000.00	02/26/26	(10,451.00)	(0.02000)	12/31/25	02/06/27	245
Totals		162,066,837.64	164,665,482.49	155,530,000.00		7,878,398.00

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	30312227	OF	IL	05/18/23	2

5/11/2026 - Loan transferred SS on 5/18/23 for imminent default due to cash flow issues. Borrower has stopped funding shortfalls. Receiver has been appointed at property. Loan matures in 12/2026. The Property is a collection of three, 11-story multi-tenant office buildings (Central, West and East) and a Bright Horizons day care facility totaling 869,120 square feet that were developed between 1988 and 1994. Property is 69% occupied with a DSCR of 0.55x. Lender filed foreclosure and will continue to discuss alternatives with Borrower.

6	30312228	OF	CA	07/01/25	98

8/11/2026 - Loan transferred SS for Imminent Default on 7/3/2025. The Property was 100% leased to Yelp, whose lease expired 7/31/2025. The loan went into Monetary Default in August 2025. NOD was sent 8/25/25. A Receiver was appointed on 10/27/2025. The Receiver has listed the asset for sale with JLL. The collateral consists of an 11-story, 136,432 SF office building with a 272-stall 5-level parking structure. The Property was constructed in 1970 and renovated between 2014

-2016. As of 12/31/25, the Property was 24% occupied. The Special Servicer will gather additional information and simultaneously discuss workout strategies deemed appropriate to achieve the highest net present value recovery.

12	30312235	OF	VA	11/06/23	98

8/11/2026 - Imminent default due to Borrower's inability to pay off the loan off at its 12/1/2023 maturity. Transwestern was appointed Receiver on 10/18/2024 and is working on leasing up vacant spaces following the loss of several tenants during

C OVID. A 10-year lease was executed with NRP (6% NRA); however, the tenant did not take occupancy until 5/2026 and has a 15-month rent abatement period. Collateral is a 196k SF office building located in Reston, VA. Lender engaged counsel to pursue the enforcement of remedies and continues to evaluate other resolution strategies. Receiver has a new leasing team within Transwestern with the hopes of increasing leasing prospects to stabilize the property.

29	30312252	MU	OH	06/26/20	7

8/11/2026 - REO Title Date:5/9/2023: The collateral is a 39,619 SF two-story, mixed-use property built in 2007 in Montgomery, OH (14mi NE of CBD Cincinnati). The Property is comprised of four ground-floor retail tenants totaling 19,477 SF and eight second-floor office tenants totaling 20,376 SF. In addition, there is a 90-space parking garage under the building As of 7/30/26, the building is 73.5% leased Deferred Maintenance/Repair Issues: Replaced 3 RTUs primarily serving the bar space. Leasing: Legal counsel working on the renewal amendment with T2, Woodhouse and new 1,800 SF office lease. Marketing: The Property is currently not being marketed for sale.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	30312244	15,615,452.21	5.02300%	15,615,452.21 5.02300%		8	09/15/20	09/15/20	09/30/20
23	30312246	14,185,497.90	4.95000%	14,185,497.90 4.95000%		8	07/31/20	07/31/20	08/05/20
Totals		29,800,950.11		29,800,950.11
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	30312234	07/16/21	38,478,333.82	57,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
15	30312238	01/18/23	29,111,650.13	18,410,000.00	25,674,092.31	9,540,878.76	25,674,092.31	16,133,213.55	12,978,436.58	0.00	423,208.51	12,555,228.07	39.23%
23	30312246	09/17/21	13,910,251.71	23,700,000.00	17,353,259.66	3,446,154.93	17,353,259.66	13,907,104.73	3,146.98	0.00	0.00	3,146.98	0.02%
25	30312248	08/17/22	10,873,183.75	10,500,000.00	10,077,415.14	1,905,601.83	10,077,415.14	8,171,813.31	2,701,370.44	0.00	158,362.32	2,543,008.12	21.36%
32	30312255	08/17/20	6,098,230.69	8,350,000.00	7,325,966.60	1,278,037.69	7,271,683.83	5,993,646.14	104,584.55	0.00	104,584.54	0.01	0.00%
43	30312266	12/17/21	2,518,688.79	2,000,000.00	2,728,306.14	237,781.98	2,728,306.14	2,490,524.16	28,164.63	0.00	0.00	28,164.63	1.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			100,990,338.89	120,260,000.00	63,159,039.85	16,408,455.19	63,104,757.08	46,696,301.89	15,815,703.18	0.00	686,155.37	15,129,547.81

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	30312234	07/26/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	30312238	10/20/25	0.00	0.00	12,555,228.07	0.00	0.00	3,752.70	0.00	0.00	12,555,558.07
		08/15/25	0.00	0.00	12,551,475.37	0.00	0.00	(366,415.19)	0.00	0.00
		02/16/24	0.00	0.00	12,917,890.56	0.00	0.00	(943.68)	0.00	0.00
		10/17/23	0.00	0.00	12,918,834.24	0.00	0.00	(65,074.58)	0.00	0.00
		06/16/23	0.00	0.00	12,983,908.82	0.00	0.00	4,153.74	0.00	0.00
		04/17/23	0.00	0.00	12,979,755.08	0.00	0.00	1,533.39	0.00	0.00
		03/17/23	0.00	0.00	12,978,221.69	0.00	0.00	115.11	0.00	0.00
		01/18/23	0.00	0.00	12,978,436.58	0.00	0.00	12,978,436.58	0.00	0.00
23	30312246	09/16/22	0.00	0.00	3,146.98	0.00	0.00	(165.00)	0.00	0.00	3,146.98
		10/18/21	0.00	0.00	3,311.98	0.00	0.00	165.00	0.00	0.00
		09/17/21	0.00	0.00	3,146.98	0.00	0.00	3,146.98	0.00	0.00
25	30312248	11/17/23	0.00	0.00	2,543,008.12	0.00	0.00	6,071.69	0.00	0.00	2,543,008.12
		08/17/23	0.00	0.00	2,536,936.43	0.00	0.00	475.00	0.00	0.00
		07/17/23	0.00	0.00	2,536,461.43	0.00	0.00	93.00	0.00	0.00
		06/16/23	0.00	0.00	2,536,368.43	0.00	0.00	(15,172.58)	0.00	0.00
		03/17/23	0.00	0.00	2,551,541.01	0.00	0.00	1,304.09	0.00	0.00
		01/18/23	0.00	0.00	2,550,236.92	0.00	0.00	1,542.14	0.00	0.00
		12/16/22	0.00	0.00	2,548,694.78	0.00	0.00	1,015.06	0.00	0.00
		11/18/22	0.00	0.00	2,547,679.72	0.00	0.00	14,988.00	0.00	0.00
		10/17/22	0.00	0.00	2,532,691.72	0.00	0.00	(168,712.99)	0.00	0.00
		09/16/22	0.00	0.00	2,701,404.71	0.00	0.00	34.27	0.00	0.00
		08/17/22	0.00	0.00	2,701,370.44	0.00	0.00	2,701,370.44	0.00	0.00
32	30312255	09/16/22	0.00	0.00	0.01	0.00	0.00	(106,106.07)	0.00	0.00	0.01
		03/17/21	0.00	0.00	105,116.08	0.00	0.00	417.50	0.00	0.00
		10/19/20	0.00	0.00	104,698.58	0.00	0.00	1,104.03	0.00	0.00
		08/17/20	0.00	0.00	104,584.55	0.00	0.00	104,584.55	0.00	0.00
43	30312266	12/17/21	0.00	0.00	28,164.63	0.00	0.00	28,164.63	0.00	0.00	28,164.63
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	15,129,547.81	0.00	0.00	15,129,877.81	0.00	0.00	15,129,877.81

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	12,048.53	0.00	0.00	0.00	0.00	239,042.79	0.00	0.00	0.00	0.00
6	0.00	0.00	13,239.58	0.00	0.00	51,180.34	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	8,180.56	0.00	0.00	45,047.05	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	30,687.60	0.00	0.00	0.00	0.00
Total	0.00	0.00	36,968.67	0.00	0.00	96,227.39	0.00	269,730.39	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		402,926.45

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Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the JPMC 2017-JP5 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and the Hedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27